Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income and Comprehensive Income [Abstract]
Net Income	$ 938	$ 513
Other Comprehensive Income (Loss)
Change in unrealized holding losses on securities available-for-sale	(86)	(96)
Accretion of net unrealized losses on securities transferred from available-for-sale(1)	323	32
Reclassification adjustment for realized gains on securities available-for-sale included in net income	(24)	(64)
Reclassification adjustment for realized gains on securities held-to-maturity included in net income	(12)	(42)
Other Comprehensive Income (Loss), Before Tax	201	(170)
Income Tax (Provision) Benefit Related to Other Comprehensive Income (Loss)	(74)	184
Other Comprehensive Income, Net of Tax	127	14
Comprehensive Income	1,065	527
Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss)
Change in unrealized holding losses on securities available-for-sale	29	33
Accretion of net unrealized losses on securities transferred from available-for-sale	(115)	115
Reclassification adjustment for realized gains on securities available-for-sale included in net income	8	21
Reclassification adjustment for realized gains on securities held-to-maturity included in net income	4	15
Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss)	$ (74)	$ 184